Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2019 and 2018 are as follows:

	2019	2019	2018	2018
December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt measured at fair value:
$50 million of MTN Series 33 notes	50	50	49	49
$500 million MTN Series 37 notes	—	—	495	495
$300 million MTN Series 39 notes	301	301	301	301
Other notes and debentures	11,124	13,121	9,864	10,820
Long-term debt, including current portion	11,475	13,472	10,709	11,665

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2019 and 2018 is as follows:

December 31, 2019 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments[1]
Fair value hedges (interest-rate swaps)	1	1	—	1	—
Cash flow hedges (interest-rate swaps)	2	2	—	2	—
	3	3	—	3	—

Liabilities:
Long-term debt, including current portion	11,475	13,472	—	13,472	—
	11,475	13,472	—	13,472	—
[1] Derivative assets are included in other long-term assets on the consolidated balance sheets.

December 31, 2018 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instrument - Foreign-Exchange Contract[1]	22	22	—	—	22
	22	22	—	—	22

Liabilities:
Long-term debt, including current portion	10,709	11,665	—	11,665	—
Convertible debentures	489	491	491	—	—
Derivative instruments - fair value hedges (interest-rate swaps)[2]	5	5	—	5	—
	11,203	12,161	491	11,670	—
[1] Derivative assets are included in other current assets on the consolidated balance sheets.
[2] Derivative liabilities are included in other long-term liabilities on the consolidated balance sheets.

Schedule of Changes in Fair Value of Financial Instruments
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2019 and 2018.

Year ended December 31 (millions of dollars)	2019	2018
Fair value of asset (liability) - beginning	22	(3)
Unrealized gain (loss) on Foreign-Exchange Contract included in financing charges	(22)	25
Fair value of asset - ending	—	22